ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses and other current liabilities
	June 30,	December 31,
	2026	2025
	(Unaudited)
Accrued employee compensation and benefits	$127,600	$132,264
Accrued expenses	96,492	76,481
Advances from customers	8,783	5,735
Income and indirect taxes payable	14,970	19,897
Total	$247,845	$234,377